Income taxes - Reconciliation between the income taxes expense computed by applying the PRC tax rate and the actual provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income taxes
Income tax rate (as a percent)	25.00%	25.00%
Expected tax at PRC rate	$ 23,841,372	¥ 165,978,862	¥ 271,230,730	¥ 119,643,817
Other expenses not deductible for tax purposes	3,913,314	27,243,710	226,076	119,376
Share based compensation expenses not deductible for tax purposes	5,616,527	39,101,140	42,959,121	18,502,393
Effect of tax holiday and preferential tax rate	(40,194,099)	(279,823,276)	(104,548,726)
Effect of different tax rate of subsidiary operation in other jurisdiction	409,886	2,853,547	3,164,192	(20,242)
Research and development tax deduction	(1,818,120)	(12,657,389)	(32,720,713)
Adjustment on income tax of the previous periods	138,099	961,418	(17,208,473)
Tax on undistributed earnings/(loss) of VIEs	(6,667,693)	(46,419,145)	46,419,145
Valuation allowance movement	639,387	4,451,281	399,836	2,883
Others	747,969	5,207,209
Total	$ (13,373,358)	¥ (93,102,643)	¥ 209,921,188	¥ 138,248,227